Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Non-Current Assets [Abstract]
Other Non-Current Assets
	December 31,
	2016	2017
Other non-current assets	$-	$44,869
	$-	$44,869